CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	3 years
Annualized volatility	70.00%	73.00%	73.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		1 year 9 months 18 days	1 year 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		2 years 7 months 6 days	2 years 7 months 6 days